Description of Organization and Business Operations and Liquidity (Details) - USD ($)								3 Months Ended	12 Months Ended
	Apr. 11, 2024	Apr. 10, 2024	Jan. 10, 2024	Jan. 09, 2024	Jul. 09, 2023	Jan. 06, 2023	Jan. 14, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 03, 2023
Description of Organization and Business Operations and Liquidity
Number of units issued							11,500,000
Unit price							$ 10.10
Proceeds from issuance of units							$ 116,150,000
Number of shares of common stock to be issued								250,000
Percentage of assets held in trust required								80.00%	80.00%
Percentage of post transaction ownership required								50.00%	50.00%
Common stock subject to possible redemption, redemption price per share								$ 10.83	$ 10.83
Minimum amount of net intangible assets								$ 5,000,001	$ 5,000,001
Percentage of shares subject to lockup provision								15.00%	15.00%
Percentage of commitment redemption								100.00%	100.00%
Payment of a nominal fee				$ 100	$ 100
Aggregate number of shares, stockholders elected to redeem					464,811
Stock Redeemed or Called During Period, Shares				31,143
Stock Redemption, Redemption Price Per Share				$ 10.51
Amount to be Deposited in Trust Account for Extending the Termination Date of Investment Management Trust Agreement		$ 100	$ 100	$ 100
Maximum amount of dissolution expenses								$ 100,000	$ 100,000
Excess of interest was erroneously withdrawn from the trust account								108,611	108,611
Restricted cash								1,008	8,651	$ 0
Amounts to be deposited into trust account								107,461	99,961
Amounts to be used for settlement of tax obligation								$ 107,461	$ 99,961
Number of shares redeemed						10,729,779
Share price per share					$ 10.53	$ 10.20		$ 10.10	$ 10.10
Value of shares redeemed						$ 109,436,586
Minimum net tangible assets upon consummation of the Business Combination											$ 50,000,000
Working capital deficit								$ 2,782,776	$ 3,187,882
Stockholders redeem total				$ 327,375				327,375
Current tax obligations								525,000		$ (525,000)
Due from sponsor								107,461	(99,961)
Related payable								107,461	(99,961)
Sponsor
Description of Organization and Business Operations and Liquidity
Due from Sponsor								107,461	99,961
Subsequent event
Description of Organization and Business Operations and Liquidity
Amount to be used for working capital expenses and tax obligations	$ 254,269
IPO
Description of Organization and Business Operations and Liquidity
Number of units issued							10,000,000
Unit price							$ 10.00
Proceeds from issuance of units							$ 100,000,000
Number of shares in a unit							1
Number of warrants in a unit							1
Number of shares issuable per warrant (in shares)							1
Exercise price of warrant							$ 11.50
Aggregate offering cost								1,029,116	1,029,116
Underwriters fees								500,000	500,000
Other offering cost								$ 529,116	$ 529,116
Percentage of marketing agreement fees payable								4.50%
Aggregate amount due to A.G.P								$ 5,175,000
Over-allotment Units
Description of Organization and Business Operations and Liquidity
Number of units issued							1,500,000	1,500,000	1,500,000
Unit price							$ 10.00
Proceeds from issuance of units							$ 15,000,000
Private Placement
Description of Organization and Business Operations and Liquidity
Number of units issued							361,000
Unit price							$ 10.00
Proceeds from issuance of units							$ 3,610,000
Number of shares in a unit							1
Number of warrants in a unit							1
Exercise price of warrant							$ 11.50
Number of warrants issued							1
Private Placement | Western Acquisition Ventures Sponsor LLC
Description of Organization and Business Operations and Liquidity
Number of units issued							15,000
Proceeds from issuance of units							$ 150,000